Employee benefit obligations and share-based payments	12 Months Ended
Dec. 31, 2022
Disclosure of information about defined benefit plans [abstract]
Employee benefit obligations
23.
Employee benefit obligations and share-based payments

Other non-current liabilities consist of the following at December 31 (in thousands):

	2021	2022
Cash-settled awards liability	$10,404	$86
Employee severance liability	2,544	2,844
Total non-current liabilities	$12,948	$2,930

The employee severance liability relates to a severance indemnity obligation under Italian law in respect of employees of the Group’s Italian subsidiaries.

Current employee benefit obligations of $2.4 million (2021: $8.3 million) relates to employers tax liability on share based payments (2022: $3.6 million) (2021: $7.7 million) and cash-settled share based payments due to vest in less than one year from December 31, 2022 ($0.1 million) (2021: $0.5 million).

The Group has four equity settled share option plans (section a) and a cash settled share option plan (section b).

a. Equity-settled

During the year ended December 31, 2022, the Group's four equity-settled share-based payment plans which are described below.

Type of arrangement	EMI approved share option plan	Unapproved share option plan	LTIP 2015 plan	LTIP 2018 plan
Date of first grant	November 1, 2011	July 1, 2011	September 9, 2015	September 20, 2018
Number granted	5,505,600	11,332,835	38,174,980	82,250,165
Contractual life	10 years	10 years	10 years	10 years
Vesting conditions	Varying tranches of options vesting upon defined years of service	Varying tranches of options vesting upon defined years of service	Varying tranches of options vesting upon defined years of service with certain awards having non-market conditions	Varying tranches of options and Restricted Stock Units (RSU) vesting upon defined years of service

The movement in share options and RSUs outstanding is summarized in the following table:

	Share Options (1)		RSUs (1)
	Number	Weighted average exercise price	Number	Weighted average exercise price
Outstanding at January 1, 2020	34,291,517	$10.18	7,580,830	$-
Granted during the year	8,082,853	11.57	9,333,781	-
Exercised during the year	(7,342,952)	8.75	(4,095,381)	-
Forfeited during the year	(3,686,645)	9.30	(1,097,915)	-
Expired during the year	(2,375)	20.00	-	-
Outstanding at December 31, 2020	31,342,398	10.96	11,721,315	-
Granted during the year	1,940,595	62.22	11,992,577	-
Exercised during the year	(4,019,069)	9.37	(4,658,441)	-
Forfeited during the year	(916,907)	9.93	(1,094,642)	-
Expired during the year	-	-	-	-
Outstanding at December 31, 2021	28,347,017	14.74	17,960,809	-
Granted during the year	9,301,845	20.12	22,278,558	-
Exercised during the year	(391,687)	6.50	(7,188,717)	-
Forfeited during the year	(2,111,454)	21.27	(2,849,161)	-
Expired during the year	(21,435)	18.16	-	-
Outstanding at December 31, 2022	35,124,286	$15.86	30,201,489	$-

(1) Amounts for the years ended December 31, 2021 and 2020 have been re-presented to separately disclose share options and RSUs.

Weighted average exercise prices and remaining contractual life years were as follows:

The following table summarizes information about share options and RSUs outstanding at December 31, 2022:

	Share Options (1)		RSUs (1)
	Number	Weighted average remaining contractual life years	Number	Weighted average remaining contractual life years
Range of exercise prices
$0.00 to $10.00	17,135,870	5.41	30,201,489	9.09
$10.01 to $20.00	9,500,674	7.27	-	-
$20.01 to $30.00	4,153,465	6.81	-	-
$30.01 to $40.00	2,690,613	8.69	-	-
$40.01 to $67.99	1,643,664	7.53	-	-

(1) Amounts for the years ended December 31, 2021 and 2020 have been re-presented to separately disclose share options and RSUs.

The following table summarizes information about share options and RSUs outstanding at December 31, 2021:

	Share Options (1)		RSUs (1)
	Number	Weighted average remaining contractual life years	Number	Weighted average remaining contractual life years
Range of exercise prices
$0.00 to $10.00	16,931,250	6.16	17,960,809	9.94
$10.01 to $20.00	6,434,003	7.40	-	-
$20.01 to $30.00	3,039,174	6.88	-	-
$30.01 to $40.00	61,491	9.82	-	-
$40.01 to $67.99	1,881,099	8.39	-	-

(1) Amounts for the years ended December 31, 2021 and 2020 have been re-presented to separately disclose share options and RSUs.

The following table summarizes information about share options and RSUs outstanding at December 31, 2020:

	Share Options (1)		RSUs (1)
	Number	Weighted average remaining contractual life years	Number	Weighted average remaining contractual life years
Range of exercise prices
$0.00 to $10.00	20,711,086	6.98	11,721,315	12.71
$10.01 to $20.00	7,166,645	8.19	-	-
$20.01 to $30.00	3,433,404	7.79	-	-
$30.01 to $40.00	-	-	-	-
$40.01 to $67.99	31,263	9.89	-	-

(1) Amounts for the years ended December 31, 2021 and 2020 have been re-presented to separately disclose share options and RSUs.

Weighted average fair value of options granted during the year ended December 31, 2022 was $5.69 (2021: 19.62).

Weighted average fair value of RSUs granted during the year ended December 31, 2022 was $10.53 (2021: 54.32).

Weighted average share price at the date of exercise for options exercised during the year ended December 31, 2022 was $12.37 (2021: $43.36, 2020: $34.66).

The number of options exercisable during the year ended December 31, 2022 was 25,692,435 (2021: 18,293,805).

RSUs and PSUs whose vesting is subject to internal performance conditions are measured based on the fair market value of the underlying ordinary shares on the date of grant.

Inputs in the Black Scholes model used for fair valuing share options granted during the year and prior year were as follows:

	2020	2021	2022
Black Scholes model
Weighted average share price	$12.44	$57.40	$5.69
Weighted average exercise price	$5.38	$22.80	$20.12
Average expected volatility	40%	40%	43%
Expected life	4 years	4 years	4 years
Risk free rate	1.05%	0.51%	1.80%
Expected dividends	$nil	$nil	$nil

Expected volatility was determined with reference to historical volatility of publicly traded peer companies.

The expected life in the model has been adjusted, based on management’s best estimate, for the effects of non-transferability, exercise restrictions and behavioral considerations.

The Group does not anticipate paying any cash dividends in the near future and therefore uses an expected dividend yield of zero in the option valuation model.

The Group recognized total expenses of $290.3 million, $219.9 million and $170.1 million related to equity-settled share-based payment transactions in 2022, 2021 and 2020, respectively.

2021 CEO Performance Based Restricted Stock Unit (“PSU”) Award

On May 24, 2021, the Board unanimously approved the recommendation of the Compensation Committee of the Board to grant a long-term PSU under the Group’s 2018 Farfetch Employee Equity Plan (the “2018 Plan”) to José Neves, the Company’s Founder, Chief Executive Officer and Chairman of the Board (the “CEO”). The grant is 8,440,000 PSUs, which will only vest, if at all, based on the Group’s achievement of pre-determined increases in the Group’s stock price over an eight-year period, as further described below:

The PSUs are divided into eight tranches that are eligible to vest based on the achievement of stock price hurdles during each performance period, measured based on the average of our closing share price over a ninety-day trailing average (“the Average Closing Price”). Each tranche will be earned and vest if the Average Closing Price exceeds the stock price hurdle on any date within the applicable performance period as follows, subject to the CEO’s continued employment with the Group:

Tranche	Performance Period	Number of PSUs Eligible To be Earned	Stock Price Hurdle
1	1st - 5th anniversary of the grant	5% of Total Number of PSUs	$75
2	1st - 5th anniversary of the grant	5% of Total Number of PSUs	$100
3	2nd - 6th anniversary of the grant	10% of Total Number of PSUs	$125
4	2nd - 6th anniversary of the grant	10% of Total Number of PSUs	$150
5	3rd - 7th anniversary of the grant	10% of Total Number of PSUs	$175
6	3rd - 7th anniversary of the grant	20% of Total Number of PSUs	$200
7	4th - 8th anniversary of the grant	20% of Total Number of PSUs	$225
8	4th - 8th anniversary of the grant	20% of Total Number of PSUs	$250

Share-based compensation under the 2021 CEO PSU Award represents a non-cash expense and is recognized as a selling, general and administrative expense in our Consolidated statement of operations. In each quarter since the grant of the 2021 CEO PSU Award, we have recognized expense, generally on a pro-rata basis, for only the number of tranches that corresponds to the number of share price milestones that have been determined probable of being achieved in the future, in accordance with the following principles.

In order to calculate the equity-settled share based payments expense for this award, on the grant date, a Monte Carlo simulation was used to determine for each tranche (i) a fixed amount of expense for such tranche and

(ii) the expected vesting period for each tranche based on the expected time taken to achieve the share price milestone. The grant date fair value of this award amounted to $99 million. In the year ended December 31, 2022, we recognized an equity-settled share based payments expense of $25.2 million (2021: $15.1 million) in Selling, general and administrative expense related to the PSU award in our Consolidated statement of operations.

b. Cash-settled

Since 2016, the Group has issued to certain employees share appreciation rights (“SARs”) that require the Group to pay the intrinsic value of the SAR to the employee at the date of exercise. The Group has recorded liabilities of $0.1 million in 2022 (2021: $10.5 million) through the grant of 100,000 SARs (2021: 49,000 SARs).

The fair value of the SARs is determined by using the Black Scholes model using the same assumptions noted in the above table for the Group’s equity-settled share-based payments. The fair value of the liability is then reassessed at each reporting date. Included in the 2022 credit of $10.1 million (2021: $9.3 million, 2020: $28.0 million), is a revaluation loss of $10.2 million (2021: loss of $1.2 million). The total intrinsic value as of December 31, 2022 was $0.2 million (2021: $12.7 million) of which $(0.5) million is fully vested (2021: $9.4 million).